Significant Acquisition And Equity Transactions (Details 5) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	May. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill					¥ 11,793	¥ 11,294	$ 6,764	¥ 41,933	¥ 11,436
Total purchase price comprised of:
- cash consideration				¥ 16,291	¥ 767	¥ 100
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods				6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods				12 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods				5 years
AutoNavi
Acquisition
Equity interest on a fully diluted basis (as a percent)			28.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired		¥ 2,236
Goodwill		4,380
Deferred tax assets		72
Deferred tax liabilities		(284)
Total		8,295
Total purchase price comprised of:
- cash consideration	$ 1,032	6,348
- fair value of previously held equity interests		1,947
Total		¥ 8,295
Weighted average amortization period	3 years	3 years
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition				¥ 284
AutoNavi | Maximum
Total purchase price comprised of:
Estimated amortization periods	4 years	4 years
AutoNavi | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 255
AutoNavi | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		249
AutoNavi | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 1,387
AutoNavi | Convertible preferred shares
Acquisition
Purchase consideration, cost method			¥ 1,285
AutoNavi | Ordinary shares
Acquisition
Purchase consideration, equity method			¥ 533